Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/25 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (142.8%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.7%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	$6,050,000	$5,645,623

			5,645,623
Arizona (4.7%)
AZ Board of Regents Rev. Bonds, Ser. B, 5.00%, 7/1/47(T)	Aa2	3,625,000	3,673,321
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/46	A	2,855,000	2,642,361
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B, 4.00%, 7/1/41	BBB-	720,000	677,702
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	504,819
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	352,343
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	755,654
Maricopa Cnty., Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Grand Canyon U.), 7.375%, 10/1/29	Ba1	2,050,000	2,085,573
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,002,634
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB-/P	350,000	378,335
6.25%, 11/15/35	BBB+/P	1,750,000	1,884,117
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,451,402

			15,408,261
California (7.9%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	A-/P	550,000	472,940
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	1,976,680	1,890,579
CA Muni. Fin Auth. Multi-Fam. Rev. Bonds, (Terry Manor Sr. Hsg.), FNMA Coll., 4.20%, 8/1/40	Aaa	2,885,000	2,839,479
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood CA), 4.00%, 10/1/49	A/F	2,700,000	2,367,728
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB+/P	2,635,000	1,835,303
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BBB-/P	2,835,000	2,466,888
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB/P	1,270,000	934,079
(Jefferson-Anaheim), 3.125%, 8/1/56	BBB+/P	1,425,000	1,084,157
(City of Orange Portfolio), 3.00%, 3/1/57	BBB+/P	1,250,000	878,182
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	A-/P	1,900,000	1,329,297
Long Beach, Arpt. Syst. Rev. Bonds, Ser. C, AGM
5.25%, 6/1/47	AA	1,250,000	1,319,135
5.00%, 6/1/42	AA	750,000	788,978
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax, 4.00%, 9/1/38	BB/P	1,000,000	962,496
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. C, 5.50%, 5/1/39	A1	5,765,000	6,433,271

			25,602,512
Colorado (4.2%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	552,552
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	1,500,000	1,667,920
5.50%, 11/15/35	Aa3	1,500,000	1,689,919
5.00%, 11/15/37	Aa3	1,025,000	1,095,587
4.125%, 11/15/47	Aa3	5,000,000	4,707,611
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,250,000	2,694,745
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	754,692
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BBB/P	550,000	500,324

			13,663,350
Connecticut (0.6%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,000,000	2,011,229

			2,011,229
District of Columbia (3.6%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 2/28/37	A3	1,500,000	1,705,895
(Plenary Infrastructure DC, LLC), 5.50%, 2/29/36	A3	1,370,000	1,553,084
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	473,586
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,431,293
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	2,002,640
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,496,567
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	2,031,581
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,290,000	1,154,705

			11,849,351
Florida (5.6%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.)
5.00%, 7/1/57	Baa3	680,000	672,476
5.00%, 7/1/51	Baa3	1,300,000	1,299,723
5.00%, 7/1/42	Baa3	460,000	468,859
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	500,000	426,466
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	1,500,000	1,467,873
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U.), 5.00%, 3/1/44	BB	1,500,000	1,191,620
(Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	727,139
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,272,270
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 6.30%, 5/1/54	BB+/P	1,335,000	1,405,840
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,600,000	1,550,948
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Jupiter Med. Ctr.), Ser. A, 5.00%, 11/1/47	BBB-	1,515,000	1,528,525
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	500,000	502,922
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	A-	360,000	360,458
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds
5.00%, 5/1/43	BBB/P	1,000,000	1,023,378
4.55%, 5/1/44	BBB-/P	500,000	492,204
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,400,000	2,146,082
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A, 4.00%, 10/15/39	A1	600,000	599,553

			18,136,336
Georgia (5.1%)
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (HADC 1086 on Montreal, LLC), 4.00%, 3/1/34	A+	5,000,000	4,955,898
Gainesville and Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), 3.00%, 2/15/51	A	2,330,000	1,749,638
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	2,650,000	2,830,684
Muni. Election Auth. of GA Rev. Bonds
(One), Ser. A, 5.25%, 1/1/49	A2	1,000,000	1,071,846
(Plant Vogtle Units 3 & 4), 5.00%, 1/1/56	BBB+	650,000	653,916
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/55	AA	1,700,000	1,766,354
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/53	AA	1,500,000	1,568,166
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/51	A2	500,000	453,993
Paulding Cnty., Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 5.00%, 4/1/43	A+	1,400,000	1,482,481

			16,532,976
Hawaii (1.2%)
HI State Harbor Syst. Rev. Bonds, Ser. A, 4.00%, 7/1/34	Aa3	1,625,000	1,628,669
Honolulu City & Cnty., Waste Wtr. Syst. Rev. Bonds, 5.00%, 7/1/37(FWC)	AA+	2,000,000	2,276,765

			3,905,434
Illinois (14.1%)
Chicago, G.O. Bonds, Ser. A, 5.00%, 1/1/35	BBB	2,500,000	2,614,761
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	2,250,000	2,245,305
Ser. H, 5.00%, 12/1/36	BB+	500,000	503,445
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/40	A	2,250,000	2,375,562
Chicago, O'Hare Intl. Arpt. Rev. Bonds
BAM, 5.25%, 1/1/42	AA	1,465,000	1,614,318
BAM, 5.25%, 1/1/41	AA	1,950,000	2,156,975
Ser. A, 5.00%, 1/1/38	A+	100,000	103,134
Ser. A, 5.00%, 1/1/37	A+	300,000	310,326
IL Fin. Auth. Rev. Bonds, (U. of IL), 5.25%, 10/1/53	Aa2	2,500,000	2,661,664
IL State G.O. Bonds, Ser. A
5.00%, 5/1/38	A3	1,500,000	1,554,543
5.00%, 12/1/31	A3	5,750,000	6,004,776
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,026,120
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	500,608
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	2,000,000	2,001,439
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,010,398
Metro. Pier & Exposition Auth. Rev. Bonds
(McCormick Place Expansion), 4.00%, 6/15/50	A	1,000,000	881,244
4.00%, 12/15/47	A	5,000,000	4,504,433
(McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.70%, 6/15/31), 12/15/37(STP)	A	1,000,000	765,313
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	A	12,000,000	9,827,026
Sales Tax Securitization Corp. Rev. Bonds, (Second Lien), Ser. A, BAM, 5.00%, 1/1/37	AA	1,100,000	1,167,259
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,857,282

			45,685,931
Indiana (1.0%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	1,807,342
Silver Creek, School Bldg. Corp. Rev. Bonds, 3.00%, 1/15/42	AA+	1,600,000	1,344,052

			3,151,394
Iowa (0.5%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	2,000,000	1,761,225

			1,761,225
Kentucky (0.1%)
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/31	A+	385,000	385,286

			385,286
Louisiana (1.8%)
LA Pub. Fac. Auth. Rev. Bonds, (Calcasieu River Bridge), 5.75%, 9/1/64	Baa3	1,750,000	1,894,599
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	A2	3,010,000	2,967,120
Tangipahoa Parish, Hosp. Svcs. Rev. Bonds, (North Oaks Hlth. Syst.), 4.00%, 2/1/42	A-	1,250,000	1,161,013

			6,022,732
Maryland (1.1%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	457,654
MD Econ. Dev. Corp. Rev. Bonds
(Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	1,725,000	1,880,827
(Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,221,176

			3,559,657
Massachusetts (5.8%)
MA State G.O. Bonds
Ser. E, 5.00%, 8/1/54	Aa1	3,250,000	3,448,372
Ser. C, 5.00%, 10/1/52	Aa1	6,500,000	6,825,246
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43 (Prerefunded 2/6/25)	BBB+	500,000	500,119
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,000,532
(Umass Memorial Hlth. Care), 4.50%, 7/1/54	BBB+	4,800,000	4,712,763
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	2,500,000	2,312,325

			18,799,357
Michigan (6.1%)
Detroit, G.O. Bonds, (Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	1,700,000	1,323,251
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	750,000	807,398
Great Lakes, Wtr. Auth. Sewage Disp. Syst. Rev. Bonds, Ser. C
5.25%, 7/1/53	Aa3	1,700,000	1,838,675
5.25%, 7/1/48	Aa3	1,375,000	1,493,389
MI State Fin. Auth. Rev. Bonds, (Trinity Hlth. Corp.), Ser. A, 4.00%, 12/1/49	Aa3	3,845,000	3,532,353
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Tech. U.), 4.00%, 2/1/42	BBB-	745,000	635,982
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	1,500,000	976,581
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	4,424,000	4,398,650
4.00%, 5/1/50(T)	Aa1	4,977,000	4,786,530

			19,792,809
Minnesota (0.6%)
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	2,000,000	1,984,142

			1,984,142
Missouri (7.2%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	8,980,000	9,096,218
5.00%, 3/1/46	A2	3,150,000	3,186,646
5.00%, 3/1/35	A2	5,925,000	6,148,493
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	1,150,000	919,884
4.00%, 5/1/38	BB+	1,750,000	1,494,887
4.00%, 5/1/34	BB+	1,085,000	979,194
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,950,000	1,517,338

			23,342,660
Nevada (2.9%)
Las Vegas, Special Assmt. Bonds, (Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB+/P	1,750,000	1,356,963
Las Vegas, Special Impt. Dist. No. 818 Special Assmt. Bonds, (Summerlin Village 27), 5.00%, 12/1/49	BB-/P	1,130,000	1,131,983
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Baa2	615,000	601,169
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,)
Ser. C, 4.125%, 3/1/36	A	1,500,000	1,506,926
Ser. F, 4.125%, 3/1/36	A	4,850,000	4,872,394

			9,469,435
New Hampshire (4.1%)
National Fin. Auth. Rev. Bonds
(Caritas Acquisitions VII, LLC), Ser. A, 4.50%, 8/15/55	BBB-/P	2,540,000	2,196,424
(Caritas Acquisitions VII, LLC), Ser. A, 4.25%, 8/15/46	BBB-/P	1,210,000	1,062,107
(Caritas Acquisitions VII, LLC), Ser. A, 4.125%, 8/15/40	BBB-/P	1,070,000	969,682
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	1,769,709	1,685,937
(NH Bus. Fin. Auth.), Ser. 2, 3.625%, 8/20/39	A3	2,738,992	2,571,502
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/40	A3	1,040,000	1,004,343
4.00%, 8/15/37	A3	850,000	842,000
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	504,398
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,531,037

			13,367,430
New Jersey (0.5%)
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.50%, 7/1/58	BBB-	550,000	566,430
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, 5.25%, 11/1/52	BBB+	1,000,000	1,059,694

			1,626,124
New Mexico (0.7%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	978,280
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,460,109

			2,438,389
New York (13.3%)
Metro. Trans. Auth. Rev. Bonds
Ser. A, 5.50%, 11/15/47	A3	6,000,000	6,589,702
Ser. A, 5.25%, 11/15/49	A3	2,000,000	2,143,790
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,535,444
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	1,007,671
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
Ser. I-1, 2.80%, 11/1/60	AA+	2,000,000	1,322,224
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	2,025,000	1,418,058
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 3.00%, 8/1/48	AAA	5,875,000	4,478,353
NY Counties, Tobacco Trust VI Rev. Bonds, Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	923,080
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,622,646
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,335,000	1,747,152
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. New Term. One, LLC), 6.00%, 6/30/54	Baa3	2,400,000	2,584,090
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	500,000	499,827
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,058,029
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,060,000	805,395
Oneida Indian Nation 144A Rev. Bonds, (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	475,000	518,147
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	2,980,000	3,059,119
Ser. 207, 5.00%, 9/15/29	Aa3	2,925,000	3,036,036
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB-/P	2,270,000	2,348,678
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.25%, 5/15/57	AA+	4,400,000	4,688,824

			43,386,265
North Carolina (1.1%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 4.00%, 3/1/51	BBB/F	2,250,000	1,912,422
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(United Methodist Retirement Homes, Inc. (The)), 5.00%, 10/1/49	BBB/F	500,000	511,332
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	498,689
(United Methodist Retirement Homes, Inc. (The)), 5.00%, 10/1/44	BBB/F	505,000	522,596

			3,445,039
Ohio (3.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	CCC/P	2,265,000	2,040,464
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,560,000	2,645,918
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	503,383
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	3,000,000	2,748,142
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	2,750,000	2,854,830
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy), 5.00%, 12/1/63	AA	1,250,000	1,296,179
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	120,000	114,186

			12,203,102
Oregon (1.0%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	997,114
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BB+/F	650,000	648,806
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,529,651

			3,175,571
Other (0.7%)
Federal Home Loan Mortgage Corporation Structured Pass-through certificates Ser. 24 ML-22, Class A-US, 4.545%, 10/25/40	AA+	2,240,274	2,230,943

			2,230,943
Pennsylvania (8.1%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/48	AA	5,000,000	5,371,873
5.00%, 1/1/34	AA	3,480,000	3,684,593
AGM, 4.00%, 1/1/46	AA	750,000	698,323
Bucks Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. A, AGM, 5.25%, 12/1/47	AA	2,175,000	2,360,510
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB/F	200,000	201,123
5.00%, 1/1/31	BBB/F	1,000,000	1,005,795
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.125%, 11/1/38	A	2,000,000	2,127,687
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/50	BB/F	500,000	420,786
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/40	BB/F	500,000	456,845
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	941,948
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds, (Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	450,000	424,829
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	1,350,000	1,457,529
PA State Tpk. Comm. Rev. Bonds, 4.90%, 12/1/44	Aa3	4,385,000	4,438,007
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of Arts (The))
12.834%, 3/5/25(F)	C/P	304,075	273,276
12.834%, 3/5/25(F)	C/P	31,780	31,144
12.834%, 3/5/25(F)	C/P	115,548	113,237
12.834%, 3/5/25(F)	C/P	91,222	82,336
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (U. of Arts (The)), 5.00%, 3/15/45 (In default)(NON)	D/P	1,487,059	892,236
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A Rev. Bonds, (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	1,400,000	1,328,552

			26,310,629
Puerto Rico (1.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB-/P	5,000,000	4,729,201
4.00%, 7/1/37	BB-/P	1,250,000	1,223,159

			5,952,360
Rhode Island (0.8%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,751,587

			2,751,587
South Dakota (1.1%)
Lincoln Cnty., Econ. Dev. Rev. Bonds
(Augustana College Assoc. (The)), 4.00%, 8/1/61	BBB-	2,355,000	1,841,173
(Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	2,000,000	1,639,247

			3,480,420
Tennessee (2.0%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/64	AA	3,415,000	3,499,766
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	2,250,000	1,782,707
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/42	A1	1,125,000	1,217,367

			6,499,840
Texas (12.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	500,000	505,846
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (BASIS TX Charter Schools, Inc.), 4.75%, 6/15/49	Ba2	915,000	887,948
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A	1,045,000	1,059,974
5.00%, 10/1/34	A	530,000	538,330
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	1,150,000	1,157,380
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	307,258
(Intl. Leadership of TX, Inc.), PSFG, 4.25%, 8/15/53	Aaa	4,800,000	4,848,265
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48	Aaa	2,000,000	1,961,502
(Intl. Leadership of TX, Inc.), PSFG, 4.125%, 8/15/49	Aaa	1,250,000	1,196,507
Grand Parkway Trans. Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/48(T)	AA+	3,500,000	3,596,145
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	1,500,000	1,397,460
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,012,673
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	800,000	788,177
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,006,282
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	1,500,000	1,572,663
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	898,343
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	899,223
San Antonio, Elec. & Gas Syst. Rev. Bonds, Ser. C, 5.50%, 2/1/49	Aa2	5,000,000	5,541,153
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A-/F	2,000,000	2,007,939
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/42	AA	400,000	425,582
5.25%, 5/1/41	AA	400,000	427,256
5.25%, 5/1/40	AA	400,000	429,536
TX State Trans. Comm. Rev. Bonds, (Central TX Tpk. Syst.), Ser. A, 3.00%, 8/15/40	A2	2,825,000	2,430,197
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, Ser. A, 4.875%, 10/15/48	AAA	3,000,000	3,140,126
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	750,000	580,658
3.00%, 9/1/39	Baa2	725,000	570,361

			39,186,784
Utah (1.6%)
Black Desert Pub. Infrastructure Dist. 144A Special Assmt. Bonds, 5.625%, 12/1/53	BB+/P	700,000	705,984
Infrastructure Agcy. Telecomm. Rev. Bonds
6.00%, 10/15/47	BBB-/F	1,650,000	1,800,862
5.00%, 10/15/37	BBB-/F	1,200,000	1,251,074
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,384,775

			5,142,695
Virginia (0.4%)
VA State Small Bus. Fin. Auth. Rev. Bonds, (Elizabeth River Crossings OpCo, LLC)
4.00%, 1/1/39	BBB	750,000	725,774
4.00%, 1/1/36	BBB	630,000	626,942

			1,352,716
Washington (5.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/49	BB+	4,000,000	4,432,803
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,445,177
Port of Seattle Rev. Bonds, Ser. B, 5.00%, 8/1/40	AA-	1,000,000	1,055,202
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/43	A-/F	2,030,000	2,115,364
Ser. 1, Class A, 4.221%, 3/20/40	A3	898,350	870,715
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,555,171	2,388,281
Ser. 1, Class A, 3.375%, 4/20/37	BBB+	2,573,114	2,314,708
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences), 6.25%, 7/1/59	BBB	2,750,000	2,989,367

			18,611,617
Wisconsin (8.4%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	200,000	200,133
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A
4.00%, 9/1/56	BB+/P	1,000,000	698,865
4.00%, 9/1/51	BB+/P	750,000	541,654
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy), 5.00%, 6/15/49	BB+/P	1,580,000	1,529,933
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	1,750,000	1,786,511
Pub. Fin. Auth. Multi-Fam. Hsg. 144A Rev. Bonds, (Promenade Apt.), 6.25%, 2/1/39	BB-/P	1,000,000	1,025,552
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	2,617,275	2,716,944
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	638,257
4.00%, 7/1/45	AA	600,000	571,049
4.00%, 7/1/40	AA	500,000	489,783
4.00%, 7/1/38	AA	435,000	432,406
4.00%, 7/1/34	AA	300,000	300,726
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB-	1,000,000	1,054,474
WI Pub. Fin. Auth. Hotel Rev. Bonds
(Grand Hyatt), 5.00%, 2/1/62	BBB-	700,000	708,249
(Grand Hyatt Sanitary), 5.00%, 2/1/52	BBB-	1,000,000	1,015,460
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Marshfield Clinic Hlth. Syst.), 5.50%, 2/15/54	BBB	1,600,000	1,723,413
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	988,502
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,865,000	4,693,154
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,000,000	3,028,575
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,018,105
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	252,548

			27,414,293

Total municipal bonds and notes (cost $465,192,242)			$465,285,504

SHORT-TERM INVESTMENTS (4.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.54%(AFF)	Shares	15,728,545	$15,728,545
U.S. Treasury Bills 4.312%, 4/8/25(SEG)		$400,000	397,019

Total short-term investments (cost $16,125,456)			$16,125,564
TOTAL INVESTMENTS

Total investments (cost $481,317,698)			$481,411,068

FUTURES CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	47	$5,568,031	$5,568,031	Mar-25	$339,578

Unrealized appreciation					339,578

Unrealized (depreciation)					—

Total					$339,578

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Municipal Opportunities Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a non-diversified closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non –diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $325,802,557.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$121,674	$84,740,278	$69,133,407	$245,836	$15,728,545

	Total Short-term investments	$121,674	$84,740,278	$69,133,407	$245,836	$15,728,545
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $290,685.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Franklikn Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.25%, 4.38%, 4.30%, and 4.25%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	32.1%
	Healthcare	25.1
	Education	23.1
	Housing	13.1
	State debt	13.0
	Utilities	10.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,668,470 were held by the TOB trust and served as collateral for $13,391,557 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $263,966 for these investments based on an average interest rate of 3.37%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$464,785,511	$499,993
Short-term investments	—	16,125,564	—

Totals by level	$—	$480,911,075	$499,993
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$339,578	$—	$—

Totals by level	$339,578	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com